Note 22 - Guarantees and Other Commitments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]
NOTE 22.	GUARANTEES AND OTHER COMMITMENTS

A guarantee has been made by the Group in favor of Dell Bank International d.a.c. ("Dell") as a security for all present and future lease liabilities of the Group (as the lessee) to Dell. This guarantee is limited to a principal amount of
US$11,660
thousand, with the addition of any interests, costs and/or expenses accruing on the liabilities and/or as a result of the Group's non-fulfilment of the liabilities. The guarantee is valid for
10
years from
January 17, 2017.